Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

Results for the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2020
Revenue	$266	$35,801	$9,430	$(2,160)	$43,337
Shareholders’ net income (loss)	$2,498	$1,349	$1,030	$(2,379)	$2,498
December 31, 2019
Revenue	$213	$33,693	$7,516	$(1,743)	$39,679
Shareholders’ net income (loss)	$2,713	$1,750	$881	$(2,631)	$2,713

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2020
Invested assets	$26,019	$172,439	$9,974	$(30,520)	$177,912
Total other general fund assets	$7,800	$24,327	$20,691	$(33,640)	$19,178
Investments for account of segregated fund holders	$—	$125,859	$62	$—	$125,921
Insurance contract liabilities	$—	$145,949	$10,637	$(10,813)	$145,773
Investment contract liabilities	$—	$3,189	$—	$—	$3,189
Total other general fund liabilities	$9,350	$25,920	$13,741	$(26,745)	$22,266
December 31, 2019
Invested assets	$23,639	$152,512	$8,552	$(23,084)	$161,619
Total other general fund assets	$4,135	$24,000	$11,955	$(21,480)	$18,610
Investments for account of segregated fund holders	$—	$116,918	$55	$—	$116,973
Insurance contract liabilities	$—	$131,428	$9,644	$(9,888)	$131,184
Investment contract liabilities	$—	$3,116	$—	$—	$3,116
Total other general fund liabilities	$4,376	$23,780	$8,053	$(14,788)	$21,421